UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  September 30, 2012

Item 1. Reports to Stockholders.

Vice Fund
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Generation Wave Growth Fund
Investor Class Shares (GWGFX)

each a series of USA MUTUALS

Semi-Annual Report
September 30, 2012

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:1-866-264-8783
Web:www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS – VICE FUND	9

PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	12

STATEMENTS OF ASSETS AND LIABILITIES	16

STATEMENTS OF OPERATIONS	18

STATEMENTS OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	25

BASIS FOR TRUSTEES’ RENEWAL OF
INVESTMENT ADVISORY AGREEMENT	38

LETTER TO SHAREHOLDERS

Dear Shareholders:

Fiscal Conditions During The Semi-Annual Period Ending September 30, 2012

The U.S. equity market as represented by the S&P 500 Index was down 2.75% for the first quarter (March 31, 2012 to June 30, 2012) of the Fund’s semi-annual period ending September 30, 2012. During the second quarter of semi-annual period the S&P 500 Index was up 6.35%, producing a total return of 3.42% over the semi-annual period ending September 30, 2012.

The fiscal condition of the U.S. did not improve over the same period, as the U.S. Federal Reserve began “Quantitative Easing 3” on September 13, 2012. Low Gross Domestic Product, high Federal deficits and a stubbornly high unemployment rate have provided headwinds against the U.S. economy’s recovery. The rate of the 10 year U.S. Government note declined from 2.21% to 1.63% over the semi-annual period, a direct result of Federal Reserve note and bond purchases. On March 31, 2002, ten years ago from the beginning of the semi-annual period, the rate on a U.S. Government 10 year note was 5.40%. If artificially low interest rates and unprecedented government deficit spending can’t improve the U.S. economy, then we may finally be able to debunk “Keynesian Economic Theory”. The experiment being run by the U.S. Treasury and Federal Reserve is far from being a success at this time and may produce unintended consequences in the future semi-annual period and beyond. Only time will tell.

Historical Market Performance of the Funds

During the semi-annual period the Vice Fund gained 2.51% while the S&P 500 gained 3.42%. Vice Fund benefitted from better than market performance in only one sector, Alcohol. Anheuser-Busch Inbev N.V. was up 23.5% in the period, the best performer, International Game Technology was the worst performer, losing 21.00%.

Generation Wave gained 4.11% over the semiannual period while the S&P 500 gained 3.42%. During the period, the diversified nature of the portfolio holdings provided outperformance to the S&P 500. Research in Motion was the biggest loser in portfolio while Walgreen was the best performer.  With volatility forecasted in the future quarters, the diversified approach being deployed should be able to control the Fund’s risk.

I thank you for the privilege of managing your large cap U.S. equity investments.

Gerald Sullivan
Portfolio Manager

Please see the following page for more important information.

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in small to mid-sized capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Generation Wave Growth Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the Generation Wave Growth Fund, including risks, fees and expenses.

The Funds may also write call options, which may limit the Funds’ ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline. The Funds may also invest in companies that manufacture and distribute precious metals such as silver, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.  Diversification does not assure a profit or protect against loss in a declining market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  If you purchase Class A shares of the Funds you will pay an initial sales charge of 5.75% when you invest.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  The Investor Class shares of the Funds charge no sales load.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12 – 9/30/12).

Actual Expenses

The following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare

EXPENSE EXAMPLE (Unaudited) (Continued)

this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2012 -	Annualized
	April 1, 2012	September 30, 2012	September 30, 2012	Expense Ratio
Based on Actual Fund Returns
Vice Fund
Investor Class	$1,000.00	$1,025.10	$8.33	1.64%
Class A	1,000.00	1,024.40	8.32	1.64
Class C	1,000.00	1,020.90	12.11	2.39
Generation Wave
Growth Fund*	1,000.00	1,041.10	8.95	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2012 -	Annualized
	April 1, 2012	September 30, 2012	September 30, 2012	Expense Ratio
Based on Hypothetical
5% Yearly Returns
Vice Fund
Investor Class	$1,000.00	$1,016.85	$8.29	1.64%
Class A	1,000.00	1,016.85	8.29	1.64
Class C	1,000.00	1,013.09	12.06	2.39
Generation Wave
Growth Fund*	1,000.00	1,016.29	8.85	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of September 30, 2012*

	Vice Fund -	S&P 500
Average Total Returns	Investor Class	Index
Six months	2.51%	3.42%
One year	30.87%	30.21%
Average annual three years	15.42%	13.21%
Average annual five years	(0.47)%	1.05%
Average annual ten years	9.78%	8.01%
Average annual since inception 8/30/02	9.15%	6.71%

	Vice Fund - Class A	Vice Fund - Class A	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)	Index
Six months	(3.46)%	2.54%	3.42%
Cumulative since inception 12/8/11	11.44%	18.37%	18.79%

	Vice Fund - Class C	Vice Fund - Class C	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)	Index
Six months	1.13%	2.14%	3.42%
Cumulative since inception 12/8/11	16.52%	17.68%	18.79%

	Generation Wave	S&P 500
Average Total Returns	Growth Fund	Index
Six months	4.11%	3.42%
One year	18.25%	30.21%
Average annual three years	5.83%	13.21%
Average annual five years	(2.92)%	1.05%
Average annual ten years	6.15%	8.01%
Average annual since inception 6/21/01	1.98%	3.36%

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

The Funds impose a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

Vice Fund
September 30, 2012 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 94.8%	Shares	Value
Aerospace Product & Parts Manufacturing 23.6%
The Boeing Co. (c)	24,900	$1,733,538
General Dynamics Corp.	47,050	3,110,946
Honeywell International Inc. (c)	60,000	3,585,000
L-3 Communications Holdings, Inc. (c)	26,000	1,864,460
Lockheed Martin Corp.	21,000	1,960,980
Northrop Grumman Corp.	10,000	664,300
Precision Castparts Corp.	10,000	1,633,400
Raytheon Co.	30,000	1,714,800
Rockwell Collins, Inc.	40,000	2,145,600
Rolls-Royce Holdings PLC (a)(b)	75,889	1,033,062
Sturm Ruger & Co. Inc. (c)	10,000	494,900
United Technologies Corp. (c)	45,000	3,523,050
		23,464,036

Alcoholic Beverages 24.8%
Anheuser-Busch InBev NV (b)	35,000	2,976,111
Anheuser Busch Inbev Sa/nv - ADR (b)	10,000	859,100
Brown-Forman Corp. - Class B	30,000	1,957,500
Carlsberg A/S (b)	23,000	2,037,749
Companhia de Bebidas das Americas (AmBev) - ADR (b)	60,000	2,296,200
Constellation Brands, Inc. - Class A (a)(c)	60,000	1,941,000
Diageo plc - ADR (b)(c)	35,000	3,945,550
Heineken NV (b)	40,000	2,384,538
Molson Coors Brewing Co. - Class B (c)	34,400	1,549,720
Pernod Ricard SA (b)	15,000	1,682,965
SABMiller plc (b)	70,000	3,074,588
		24,705,021

Casinos, Gambling & Lotteries 23.8%
Churchill Downs, Inc.	23,000	1,442,560
Galaxy Entertainment Group Limited (a)(b)	1,400,000	4,694,321
International Game Technology	70,000	916,300
Ladbrokes plc (b)	270,000	753,403
Las Vegas Sands Corp. (c)	73,600	3,412,832
MGM Resorts International (a)(c)	268,100	2,882,075
Penn National Gaming, Inc. (a)(c)	60,000	2,586,000
Sands China Ltd. (b)	500,000	1,866,767
Wynn Macau Limited (b)	725,000	1,958,815

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
September 30, 2012 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 94.8% (Continued)	Shares	Value
Casinos, Gambling & Lotteries 23.8% (Continued)
Wynn Resorts Ltd. (c)	27,300	$3,151,512
		23,664,585

Tobacco 22.6%
Altria Group, Inc. (c)	166,200	5,549,418
British American Tobacco PLC ADR - (b)	35,000	3,592,400
Imperial Tobacco Group plc - ADR (b)	50,634	1,874,031
Lorillard, Inc.	45,000	5,240,250
Philip Morris International Inc. (c)	50,000	4,497,000
Reynolds American Inc.	40,000	1,733,600
		22,486,699

Total Common Stocks (Cost $68,103,349)		94,320,341

SHORT-TERM INVESTMENTS 5.6%
Investment Company 2.6%(1)
Fidelity Institutional Money Market Portfolio, 0.16%	2,610,425	2,610,425
Total Investment Company (Cost $2,610,425)		2,610,425

U.S. Treasury Bills 3.0%	Principal
0.09%, 01/31/2013	$1,000,000	999,490
0.12%, 02/28/2013	2,000,000	1,999,408
Total U.S. Treasury Bills (Cost $2,998,556)		2,998,898
Total Short-Term Investment (Cost $5,608,981)		5,609,323
Total Investments (Cost $73,712,330) 100.4%		99,929,664
Liabilities in Excess of Other Assets (0.4)%		(377,245)
TOTAL NET ASSETS 100.0%		$99,552,419

(1)	These Securities have fluctuating yields. The yields listed is the 7-day yield as of September 30, 2012.
ADR -	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2012, the fair value of collateral is $19,997,388.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Vice Fund
September 30, 2012 (Unaudited)	Ticker Symbol: VICEX

WRITTEN CALL OPTIONS 0.6%	Contracts	Value
Altria Group, Inc.:
Expiration: December, 2012, Exercise Price: $33.00	450	41,400
Expiration: December, 2012, Exercise Price: $35.00	700	$21,000
The Boeing Co.
Expiration: November, 2012, Exercise Price: $77.50	149	3,278
Constellation Brands, Inc.
Expiration: October, 2012, Exercise Price: $30.00	200	59,500
Diageo plc
Expiration: October, 2012, Exercise Price: $110.00	200	74,000
Honeywell International Inc.
Expiration: December, 2012, Exercise Price: $60.00	200	42,800
L-3 Communications Holdings, Inc.
Expiration: November, 2012, Exercise Price: $75.00	150	9,750
Las Vegas Sands Corp.
Expiration: October, 2012, Exercise Price: $46.00	600	105,600
MGM Resorts International
Expiration: October, 2012, Exercise Price: $11.00	750	19,500
Molson Coors Brewing Co.
Expiration: October, 2012, Exercise Price: $45.00	100	7,500
Penn National Gaming, Inc.
Expiration: October, 2012, Exercise Price: $40.00	250	75,625
Philip Morris International Inc.
Expiration: December, 2012, Exercise Price: $95.00	200	15,200
Sturm Ruger & Co. Inc.
Expiration: October, 2012, Exercise Price: $50.00	100	12,500
United Technologies Corp.
Expiration: October, 2012, Exercise Price: $82.50	150	1,800
Wynn Resorts Ltd.
Expiration: October, 2012, Exercise Price: $115.00	250	100,000
Total Written Call Options (Premiums received $511,185)		$589,453

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

Generation Wave Growth Fund
September 30, 2012 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 88.8%	Shares	Value
Accommodation & Food Services 4.0%
McDonald’s Corp.	6,000	$550,500
		550,500
Finance & Insurance 10.8%
Agencies, Brokerages & Other Insurance Related Activities 2.5%
Metlife, Inc.	10,000	344,600
Depository Credit Intermediation 3.8%
JPMorgan Chase & Co. (c)	10,000	404,800
New York Community Bancorp, Inc.	10,000	141,600
		546,400
Insurance Carriers 4.5%
Berkshire Hathaway Inc. - Class B (a)	7,000	617,400
		1,508,400

Information 4.3%
Microsoft Corp. (c)	20,000	595,600
595,600

Management of Companies & Enterprises 4.1%
The Goldman Sachs Group, Inc. (c)	5,000	568,400
568,400

Manufacturing 45.3%
Agriculture, Construction & Mining Machinery Manufacturing 5.9%
Deere & Co. (c)	10,000	824,900

Beverage Manufacturing 4.1%
The Coca-Cola Co.	15,000	568,950

Communications Equipment Manufacturing 1.1%
Research In Motion Ltd. (a)(b)(c)	20,000	150,000

Motor Vehicle Manufacturing 1.8%
Ford Motor Co. (c)	25,000	246,500

Other Food Manufacturing 2.5%
Green Mountain Coffee Roasters, Inc. (a)(c)	15,000	356,250

Petroleum & Coal Products Manufacturing 3.3%
Exxon Mobil Corp. (c)	5,000	457,250

Pharmaceutical & Medicine Manufacturing 8.2%
Amgen Inc.	2,000	168,640
Merck & Co., Inc.	5,000	225,500

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2012 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 88.8% (Continued)	Shares	Value
Manufacturing 45.3% (Continued)
Pfizer Inc. (c)	29,850	$741,772
		1,135,912
Printing & Related Support Activities 0.8%
De La Rue PLC (a)(b)	7,000	115,850

Semiconductor & Other Electronic Component Manufacturing 2.5%
Cypress Semiconductor Corp. (c)	15,000	160,800
Intel Corp. (c)	8,000	181,440
		342,240
Soap, Cleaning Compound & Toilet Preparation Manufacturing 1.6%
Colgate Palmolive Co.	2,000	214,440

Tobacco Manufacturing 13.5%
Lorillard, Inc. (c)	10,500	1,222,725
Reynolds American Inc.	15,000	650,100
		1,872,825
		6,285,117

Mining, Quarrying & Oil & Gas Extraction 13.9%
Metal Ore Mining 2.9%
Freeport-McMoRan Copper & Gold Inc. (c)	10,000	395,800

Oil & Gas Extraction 7.3%
Anadarko Petroleum Corp. (c)	10,000	699,200
EXCO Resources, Inc. (c)	40,000	320,400
		1,019,600

Support Activities for Mining 3.7%
Schlumberger Ltd. (b)(c)	7,100	513,543
		1,928,943
Retail Trade 3.9%
Walgreen Co.	15,000	546,600
		546,600
Wholesale Trade 2.5%
The Procter & Gamble Co.	5,000	346,800
		346,800

Total Common Stocks (Cost $11,964,774)		12,330,360

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2012 (Unaudited)	Ticker Symbol: GWGFX

PURCHASED PUT OPTIONS 0.3%	Contracts	Value
Finance & Insurance 0.3%
SPDR S&P 500
Expiration: October, 2012, Strike Price: $144	250	$43,000
Total Purchased Put Options (Cost $70,000)		43,000

	Shares
SECTOR FUNDS 2.4%
Mining 2.4%
iShares Silver Trust (a)	10,000	334,800
Total Sector Funds (Cost $216,755)		334,800

SHORT-TERM INVESTMENTS 10.1%
Investment Companies 10.1%(1)
Aim Liquid Assets, 0.17%	660,000	660,000
Aim STIT-STIC Prime Portfolio Money Market, 0.09%	78,712	78,712
Fidelity Institutional Money Market Portfolio. 0.16%	660,000	660,000
Total Short-Term Investments (Cost $1,398,712)		1,398,712
Total Investments (Cost $13,650,241) 101.6%		14,106,872
Liabilities in Excess of Other Assets (1.6)%		(227,526)
TOTAL NET ASSETS 100.0%		$13,879,346

(1)	These Securities have fluctuating yields. The yields listed is the 7-day yield as of September 30, 2012.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2012, the fair value of collateral is $7,491,000.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Generation Wave Growth Fund
September 30, 2012 (Unaudited)

WRITTEN CALL OPTIONS 1.6%	Contracts	Value
Anadarko Petroleum Corp.
Expiration: November, 2012, Exercise Price: $75.00	100	$16,200
Cypress Semiconductor Corp.
Expiration: October, 2012, Exercise Price: $12.00	100	1,500
Deere & Co.
Expiration: October, 2012, Exercise Price: $82.50	100	17,400
EXCO Resources, Inc.
Expiration: October, 2012, Exercise Price: $8.00	200	7,000
Exxon Mobil Corp.
Expiration: October, 2012, Exercise Price: $90.00	50	10,750
Ford Motor Co.
Expiration: October, 2012, Exercise Price: $10.00	250	4,000
Freeport-McMoRan Copper & Gold Inc.
Expiration: October, 2012, Exercise Price: $38.00	100	21,800
The Goldman Sachs Group, Inc.
Expiration: October, 2012, Exercise Price: $105.00	50	49,000
Green Mountain Coffee Roasters, Inc.
Expiration: October, 2012, Exercise Price: $26.00	150	10,950
Intel Corp.
Expiration: January, 2013, Exercise Price: $22.50	200	24,200
JPMorgan Chase & Co.
Expiration: October, 2012, Exercise Price: $38.00	100	26,000
Lorillard, Inc.
Expiration: October, 2012, Exercise Price: $120.00	100	11,000
Microsoft Corp.
Expiration: October, 2012, Exercise Price: $31.00	200	4,000
Pfizer Inc.
Expiration: October, 2012, Exercise Price: $25.00	250	6,500
Research In Motion Ltd.:
Expiration: October, 2012, Exercise Price: $8.00	100	2,900
Expiration: October, 2012, Exercise Price: $9.00	100	1,100
Schlumberger Ltd.
Expiration: November, 2012, Exercise Price: $80.00	50	1,900
Total Written Call Options (Premiums received $205,092)		$216,200

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2012 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$73,712,330	$13,650,241
Investments, at value	99,929,664	14,106,872
Cash	13,550	23,600
Income receivable	289,139	22,234
Receivable for capital shares sold	216,769	—
Receivable for investments sold	41,299	2,000
Other assets	59,653	16,954
TOTAL ASSETS	100,550,074	14,171,660
LIABILITIES
Written options, at value (premium received
of $511,185 and $205,092, respectively) (Note 2)	589,453	216,200
Payable for distribution fees	64,112	—
Payable to affiliates	84,674	44,026
Payable to Advisor	80,594	759
Payable for capital shares redeemed	137,873	—
Accrued expenses and other liabilities	40,949	31,329
TOTAL LIABILITIES	997,655	292,314
NET ASSETS	$99,552,419	$13,879,346

Net assets consist of:
Paid-in capital	$108,191,928	$19,771,690
Net investment income	255,794	16,940
Accumulated net realized loss	(35,034,369)	(6,354,807)
Net unrealized appreciation (depreciation) on investments
Investments	26,217,334	456,631
Written options	(78,268)	(11,108)
NET ASSETS	$99,552,419	$13,879,346

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS (Continued)

Statements of Assets and Liabilities
September 30, 2012 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
Investor Class:
Net Assets	$97,558,499	$13,879,346
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,582,699	1,820,506
Net asset value, redemption price
and offering price per share(1)	$21.29	$7.62

Class A:
Net Assets	$960,017
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	45,186
Net asset value, redemption price(1)	$21.25
Maximum offering price per share
(net asset value per share divided by 0.9425)(2)	$22.55

Class C:
Net Assets	$1,033,903
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	48,839
Net asset value, redemption price
(may be subject to contingent deferred sales charge)
and offering price per share(1)(3)	$21.17

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For The Six Months Ended September 30, 2012 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $33,942 and $1,094, respectively)	$1,224,874	$150,337
Interest income	1,897	758
TOTAL INVESTMENT INCOME	1,226,771	151,095
EXPENSES
Advisory fees (Note 3)	452,049	65,680
Distribution fees - Investor Class (Note 3)	117,310	—
Distribution fees - Class A (Note 3)	720	—
Distribution fees - Class C (Note 3)	3,720	—
Transfer agent fees and expenses (Note 3)	55,266	13,176
Administration fees (Note 3)	29,829	24,705
Federal and state registration fees	26,373	10,980
Legal fees	19,332	19,332
Fund accounting fees (Note 3)	15,006	14,274
Reports to shareholders	13,725	2,196
Custody fees (Note 3)	13,176	9,699
Audit fees	8,273	7,271
Trustees’ fees and related expenses	5,750	5,750
Chief compliance officer fees and expenses	5,739	5,739
Other expenses	15,764	5,041
TOTAL EXPENSES BEFORE INTEREST EXPENSE	782,032	183,843
Interest expense	1,827	—
TOTAL EXPENSES	783,859	183,843
Less waivers by Advisor (Note 3)	—	(62,794)
NET EXPENSES	783,859	121,049
NET INVESTMENT INCOME	442,912	30,046
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions:
Investments	1,120,316	352,284
Written options (Note 2)	1,368,242	325,529
Change in net unrealized appreciation/depreciation on investments:
Investments	(517,333)	(213,373)
Written options (Note 2)	8,577	52,822
REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,979,802	517,262
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,422,714	$547,308

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
FROM OPERATIONS
Net investment income	$442,912	$688,464
Net realized gain on:
Investments	1,120,316	6,691,111
Written options	1,368,242	1,639,073
Change in net unrealized appreciation/depreciation on:
Investments	(517,333)	3,777,533
Written options	8,577	16,163
Net increase in net assets from operations	2,422,714	12,812,344

FROM DISTRIBUTIONS
Net investment income	(833,515)	(853,745)
Net decrease in net assets
resulting from distributions paid	(833,515)	(853,745)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	16,908,625	23,017,964
Net asset value of shares issued in
reinvestment of distributions to shareholders	793,175	807,289
Payments for shares redeemed	(12,183,723)	(22,409,625)
Redemption fees	13,261	18,294
Net increase in net assets from
capital share transactions	5,531,338	1,433,922

TOTAL INCREASE IN NET ASSETS	7,120,537	13,392,521

NET ASSETS
Beginning of period	92,431,882	79,039,361
End of period (includes undistributed net investment
income of $255,794 and $646,397, respectively)	$99,552,419	$92,431,882

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
FROM OPERATIONS
Net investment income	$30,046	$62,088
Net realized gain on:
Investments	352,284	281,346
Written options	325,529	535,797
Change in net unrealized appreciation/depreciation on:
Investments	(213,373)	(1,965,017)
Written options	52,822	(63,930)
Net increase (decrease) in net assets from operations	547,308	(1,149,716)

FROM DISTRIBUTIONS
Net investment income	(75,594)	—
Net decrease in net assets
resulting from distributions paid	(75,594)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	108,905	344,562
Net asset value of shares issued in
reinvestment of distributions to shareholders	74,234	—
Payments for shares redeemed	(911,948)	(5,120,410)
Redemption fees	33	118
Net decrease in net assets from
capital share transactions	(728,776)	(4,775,730)

TOTAL DECREASE IN NET ASSETS	(257,062)	(5,925,446)

NET ASSETS
Beginning of period	14,136,408	20,061,854
End of period (includes undistributed net investment
income of $16,940 and $62,488, respectively)	$13,879,346	$14,136,408

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS (Continued)

Financial Highlights – Investor Class	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2012
	(Unaudited)		2012		2011	2010		2009		2008
Net Asset Value,
Beginning of Period	$20.95		$18.12		$15.42	$11.67		$20.57		$20.37
Income (loss) from
investment operations:
Net investment income	0.13	(2)	0.16	(2)	0.21 (2)	0.20	(2)	0.29	(2)	0.03
Net realized and unrealized
gain (loss) on investments	0.39		2.86		2.67	3.84		(9.09)		0.94
Total from investment operations	0.52		3.02		2.88	4.04		(8.80)		0.97
Less distributions:
Dividends from net
investment income	(0.18)		(0.19)		(0.18)	(0.29)		(0.03)		(0.04)
From net realized
gain on investments	—		—		—	—		(0.07)		(0.74)
Total distributions	(0.18)		(0.19)		(0.18)	(0.29)		(0.10)		(0.78)
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.01
Net Asset Value, End of Period	$21.29		$20.95		$18.12	$15.42		$11.67		$20.57
Total Return	2.51	%(5)	16.79%		19.01%	35.06%		(42.83)%		4.44%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$97,558		$91,824		$79,039	$76,730		$70,986		$180,580
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.64	%(6)	1.72%		1.79%	1.99	%(1)	1.87	%(1)	1.69	%(1)
After waiver and
expense reimbursement	1.64	%(6)	1.76%		1.81%	1.93	%(1)	1.88	%(1)	1.85	%(1)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.94	%(6)	0.88%		1.24%	1.16	%(4)	1.43	%(4)	0.28	%(4)
After waiver and
expense reimbursement	0.94	%(6)	0.84%		1.22%	1.22	%(4)	1.42	%(4)	0.12	%(4)
Portfolio turnover rate	41.02	%(7)	83.66	%(7)	21.18%	59.02%		26.67%		36.40%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010, 1.74% and 1.75% for the year ended March 31, 2009 and 1.58% and 1.75% for the year ended March 31, 2008.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012(1)
Net Asset Value, Beginning of Period	$20.94		$18.14
Income from investment operations:
Net investment income	0.27	(2)	0.10	(2)
Net realized and unrealized gain on investments	0.25		2.70
Total from investment operations	0.52		2.80
Less distributions:
Dividends from net investment income	(0.21)		—
Paid-in capital from redemption fees (Note 2)	0.00		0.00
Net Asset Value, End of Period	$21.25		$20.94
Total Return(4)	2.44	%(3)(4)	15.44	%(3)(4)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$960		$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.64	%(6)	1.73	%(6)
After waiver and expense reimbursement	1.64	%(6)	1.73	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	0.92	%(6)	3.36	%(6)
After waiver and expense reimbursement	0.92	%(6)	3.36	%(6)
Portfolio turnover rate(5)	41.02%		83.66%

(1)	The Vice Fund Class A shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Not annualized.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012(1)
Net Asset Value, Beginning of Period	$20.90		$18.14
Income (loss) from investment operations:
Net investment income(2)	0.18		0.07
Net realized and unrealized gain (loss) on investments	0.26		2.69
Total from investment operations	0.44		2.76
Less distributions:
Dividends from net investment income	(0.17)		—
Paid-in capital from redemption fees (Note 2)	0.00		0.00
Net Asset Value, End of Period	$21.17		$20.90
Total Return(4)	2.09	%(3)	15.21	%(3)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1,034		$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.39	%(6)	2.46	%(6)
After waiver and expense reimbursement	2.39	%(6)	2.46	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	0.17	%(6)	2.63	%(6)
After waiver and expense reimbursement	0.17	%(6)	2.63	%(6)
Portfolio turnover rate(5)	41.02%		83.66%

(1)	The Vice Fund Class C shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Not annualized.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Generation Wave Growth Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2012
	(Unaudited)		2012	2011		2010	2009		2008
Net Asset Value,
Beginning of Period	$7.36		$7.79	$6.85		$5.26	$9.88		$12.74
Income (loss) from
investment operations:
Net investment income	0.02	(2)	0.03 (2)	0.00	(2)(3)	—	0.04	(1)(2)	0.10 (1)
Net realized and unrealized
gain (loss) on investments	0.28		(0.46)	0.94		1.64	(3.28)		(0.88)
Total from investment operations	0.30		(0.43)	0.94		1.64	(3.24)		(0.78)
Less distributions paid:
From net investment income	(0.04)		—	—		(0.05)	—		(0.19)
From net realized
gain on investments	—		—	—		—	(1.38)		(1.89)
Total distributions paid	(0.04)		—	—		(0.05)	(1.38)		(2.08)
Net Asset Value, End of Period	$7.62		$7.36	$7.79		$6.85	$5.26		$9.88
Total Return	4.11	%(5)	(5.52)%	13.72%		31.14%	(33.33)%		(7.39)%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$13,879		$14,136	$20,062		$20,807	$19,167		$36,483
Ratio of expenses to
average net assets(4)
Before waiver and
expense reimbursement	2.66	%(6)	2.30%	2.00%		2.03%	1.90%		1.58%
After waiver and
expense reimbursement	1.75	%(6)	1.75%	1.75%		1.67%	1.50%		1.50%
Ratio of net investment income (loss)
to average net assets(4)
Before waiver and
expense reimbursement	(0.48	)%(6)	(0.17)%	(0.27)%		(0.38)%	0.12%		0.61%
After waiver and
expense reimbursement	0.43	%(6)	0.38%	(0.02)%		(0.02)%	0.52%		0.69%
Portfolio turnover rate	101.49%		127.99%	82.62%		129.08%	76.87%		67.29%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Not annualized for periods less than a full year.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

(1)   Organization

USA MUTUALS (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (the “Funds”), each represent a distinct, non-diversified portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares.  Investor Class shares of each Fund are offered in a separate prospectus and SAI.  The three classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus.  Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus.  The contingent deferred sales charge for these Class C shares is based on the net asset value of the shares at the time of purchase.  Investor Class shares are no-load shares.

The Vice Fund became effective and commenced operations on August 30, 2002.  The Vice Fund Class A and Class C shares became effective and commenced operations on December 8, 2011.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.  While the Generation Wave Growth Fund’s Class A and Class C shares became effective during the year ended March 31, 2012, only Investor Class shares have been offered and issued to date.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term while at times providing a low level of current income.

(2)   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).

Level 3 –	Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

Vice Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$94,320,341	$—	$—	$94,320,341
Short Term Investments
Investment Companies	2,610,425	—	—	2,610,425
U.S. Treasury Bill	—	2,998,898	—	2,998,898
	$2,610,425	$2,998,898	$—	$5,609,323
Total*	$96,930,766	$2,998,898	$—	$99,929,664
Written Options	$(529,953)	$(59,500)	$—	$(589,453)

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Generation Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,330,360	$—	$—	$12,330,360
Purchased Put Options	43,000			43,000
Sector Funds	334,800	—	—	334,800
Short Term Investments	1,398,712	—	—	1,398,712
Total*	$14,106,872	$—	$—	$14,106,872
Written Call Options	$(216,200)	$—	$—	$(216,200)

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1 and Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

(b)	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the statements of operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2009 through March 31, 2012.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$70,195,800	$14,305,555
Gross tax unrealized appreciation	$27,011,959	$1,097,389
Gross tax unrealized depreciation	(945,835)	(426,271)
Net tax unrealized appreciation	26,066,124	671,118
Undistributed ordinary income	646,397	59,263
Total distributable earnings	646,397	59,263
Other accumulated losses	(36,941,229)	(7,094,439)
Total accumulated losses	$(10,228,708)	$(6,364,058)

The difference between book-basis and tax-basis unrealized depreciation is attributed primarily to the tax deferral of losses on wash sales and straddles.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2012, the Vice Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $8,650,605 and $825,203, respectively.  At March 31, 2012, the Funds had the following capital loss carryforwards:

Vice Fund	Growth Fund	Expiration
$ (6,699,865)	$ (515,818)	03/31/17
$(30,096,173)	$(6,510,586)	03/31/18

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2012, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2012, the Funds deferred no post-October losses.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the six months ended September 30, 2012 and the year March 31, 2012 was as follows:

	Six Months Ended		Year Ended
	September 30, 2012		March 31, 2012
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Vice Fund	$833,515	$—	$853,745	$—
Generation Wave Growth Fund	$75,594	$—	$—	$—

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(f)	Short Positions

The Vice Fund or the Generation Wave Growth Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the 1940 Act to

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposits on securities sold short are with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.  As of September 30, 2012, the Funds were not invested in short positions.

(g)	Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is purchased or written by the Funds is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds’ investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

The number of option contracts written and the premiums received by the Vice Fund during the six months ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	6,424	$911,883
Options written	21,479	2,210,504
Options expired	(9,309)	(1,031,551)
Options covered	(5,942)	(770,193)
Options closed	(8,203)	(809,458)
Options outstanding, end of period	4,449	$511,185

The number of option contracts written and the premiums received by the Generation Wave Growth Fund during the six months ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,764	$238,394
Options written	6,863	634,573
Options expired	(2,955)	(285,606)
Options covered	(818)	(100,542)
Options closed	(2,654)	(281,727)
Options outstanding, end of period	2,200	$205,092

The number of option contracts purchased and the premiums paid by the Vice Fund during the six months ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	—	$—
Options purchased	600	95,526
Options exercised	(600)	(95,526)
Options outstanding, end of period	—	$—

The number of option contracts purchased and the premiums paid by the Generation Wave Growth Fund during the six months ended September 30, 2012, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	600	$19,788
Options purchased	1,111	178,576
Options sold	(1,100)	(73,848)
Options expired	(300)	(51,100)
Options exercised	(61)	(3,416)
Options outstanding, end of period	250	$70,000

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options – equity contracts	$(589,453)	Written options, at value

Generation Wave Growth Fund
Written Options – equity contracts	$(216,200)	Written options, at value
Asset Derivative
Purchased Options – equity contracts	$43,000	Investments, at value

The following is a summary of the effect of derivative investments on the Statement of Operations for the year ended September 30, 2012:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options – equity contracts	$1,368,242	Net realized gain (loss)
		from written options
Generation Wave Growth Fund
Written Options – equity contracts	$325,529	Net realized gain (loss)
		from written options
Purchased Options – equity contracts	$(80,101)	Net realized gain (loss)
		from investments

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options – equity contracts	$8,577	Change in net unrealized
		appreciation/depreciation
		on written options
Generation Wave Growth Fund
Written Options – equity contracts	$52,822	Change in net unrealized
		appreciation/depreciation
		on written options

Purchased Options – equity contracts	$(27,612)	Change in net unrealized
		appreciation/depreciation
		on investments

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

(h)	Other

Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

(i)	Foreign Currency Translation

Values of investments denominated in foreign currencies are converted to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

(j)	Subsequent Events

In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2012 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)  Transactions with Affiliates

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the six months ended September 30, 2012, the Vice Fund and the Generation Wave Growth Fund incurred $452,049 and $65,680 in advisory fees, respectively.

The Advisor has contractually agreed to waive, through December 7, 2012, its management fee and/or reimburse the Funds’ other normal operating expenses (excluding dividends on short positions and interest expense) to the extent necessary to ensure that the Funds’ operating expenses do not exceed 1.85% for Investor Class and Class A shares and 2.60% for Class C shares of the Vice Fund’s average daily net assets and 1.75% of the Generation Wave Growth Fund’s average daily net assets. Prior to August 1, 2009, the Advisor had contractually agreed to limit the Vice Fund’s and Generation Wave Growth Fund’s operating expenses to 1.75% and 1.50% of the Fund’s average daily net assets, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2012, $62,794 was waived by the Advisor for the Generation Wave Growth Fund.  The Vice Fund did not waive or recoup any expenses during the six months ended September 30, 2012.

As of September 30, 2012, the Vice Fund has no remaining waived or reimbursed expenses subject to potential recoupment.  The following table shows the remaining waived or reimbursed expenses in the Generation Wave Growth Fund subject to potential recoupment expiring in:

Generation Wave
Growth Fund
2013	$75,971
2014	47,606
2015	89,429
2016	62,794

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the six months ended September 30, 2012, the Vice Fund and the Generation Wave Growth Fund incurred $15,006 and $14,274 in accounting fees, $29,829 and $24,705 in administration fees, $55,266 and $13,176 in transfer agency fees and $13,176 and $9,699 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2012, the Vice Fund Investor Class accrued expenses of $117,310, the Vice Fund Class A accrued expenses of $720 and the Vice Fund Class C accrued expenses of 3,720 pursuant to the 12b-1 Plan.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

(4)   Capital Share Transactions

Transactions in shares of the Vice Fund Investor Class were as follows:

	Six Months Ended	Year Ended
	September 30, 2012	March 31, 2012
Beginning shares	4,383,960	4,361,522
Shares sold	758,183	1,186,699
Shares issued to holders in
reinvestment of distributions	38,149	42,646
Shares redeemed	(597,593)	(1,206,907)
Net increase	198,739	22,438
Ending shares	4,582,699	4,383,960

Transactions in shares of the Vice Fund Class A were as follows:

	Six Months Ended	Period Ended
	September 30, 2012	March 31, 2012*
Beginning shares	9,226	—
Shares sold	35,735	9,226
Shares issued to holders in
reinvestment distributions	293	—
Shares redeemed	(68)	—
Net increase	35,960	9,226
Ending shares	45,186	9,226

Transactions in shares of the Vice Fund Class C were as follows:

	Six Months Ended	Period Ended
	September 30, 2012	March 31, 2012*
Beginning shares	19,859	—
Shares sold	28,838	19,859
Shares issued to holders in
reinvestment distributions	308	—
Shares redeemed	(166)	—
Net increase	28,980	19,859
Ending shares	48,839	19,859

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2012	March 31, 2012
Beginning shares	1,919,562	2,573,741
Shares sold	14,864	49,553
Shares issued to holders in
reinvestment distributions	10,239	—
Shares redeemed	(124,159)	(703,732)
Net decrease	(99,056)	(654,179)
Ending shares	1,820,506	1,919,562

*  The Vice Fund Class A shares and the Vice Fund Class C shares commenced operations on December 8, 2011.

(5)  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Funds for the six months ended September 30, 2012, are summarized below:

		Generation Wave
	Vice Fund	Growth Fund
Purchases	43,898,358	13,020,713
Sales	38,046,761	13,544,999

There were no purchases or sales of U.S. government securities.

(6)   Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan and Security Agreement for the Funds which matures, unless renewed, on March 10, 2013 for the purpose of purchasing portfolio securities.  The Funds may borrow up to the lesser of $8,500,000 and $1,500,000 or certain percentage amounts based on the net assets of the Funds, for the Vice Fund and Generation Wave Growth Fund, respectively.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of September 30, 2012.  During the six months ended September 30, 2012, the Vice Fund had average outstanding borrowings of $85,536 under the credit facility and paid a weighted average interest rate of 3.25%.  During the six months ended September 30, 2012, there were no outstanding borrowings for the Generation Wave Growth Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on June 26, 2012 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Generation Wave Growth Fund and the Vice Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”).  In advance of the meetings, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees (defined below).  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information, due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial statements of the Advisor and compliance program information and the monitoring thereof) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending July 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds, including portfolio management, supervision of each Fund’s operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees considered the Advisor’s specific responsibilities in the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Jerry Szilagyi, the Trust’s President, and Gerald Sullivan, the Funds’ portfolio manager, and other key personnel involved in the day-to-day activities of the Funds.  The Trustees also discussed the Advisor’s marketing activities and commitment to Fund asset growth.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

The Trustees discussed the performance of the Generation Wave Growth Fund and the Vice Fund for the year-to-date, one-year, three-year, five-year and, with respect to the Generation Wave Growth Fund, the ten-year periods ended March 31, 2012.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a peer group of similar funds as constructed by data presented by Lipper, Incorporated (“Lipper”) (a peer group of multi-cap core funds for the Generation Wave Growth Fund and a peer group of large-cap growth funds for the Vice Fund), as well as each relevant Lipper universe of funds.  The Trustees also noted that the Advisor did not have any clients other than the Funds, so the Funds’ performance results could not be compared to any other clients.

The Trustees noted that the performance of the Generation Wave Growth Fund ranked below the median performance of funds within its peer group for all periods reviewed.  The Trustees also noted that performance of the Generation Wave Growth Fund ranked in the fourth quartile and below the median performance of the Lipper Multi-Cap Core Funds universe for all periods reviewed.  The Trustees noted continued discussion with the Advisor throughout the year regarding the Generation Wave Growth Fund’s lagging performance and the Advisor’s commitment to review the strategies and investment selection process for the Fund.

The Trustees noted that the performance of the Vice Fund ranked above the median performance of its peer group for the one-year and three-year periods ended March 31, 2012.  For the year-to-date and five-year periods ended March 31, 2012, the performance of the Vice Fund ranked below the median performance of its peer group. The Trustees also noted that the performance of the Vice Fund ranked in the first quartile and above the median performance of the Lipper Large-Cap Growth Funds universe for the one-year and three-year periods ended March 31, 2012 and in the fourth quartile and below the performance of the Lipper universe for the year-to-date and five-year periods ended March 31, 2012.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds was satisfactory under current market conditions although improvement needed to be seen in the Generation Wave Growth Fund.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its peer group and relevant Lipper universe of funds.  The Trustees also considered the fee waivers and expense reimbursements of the Advisor for each Fund.

The Trustees also considered the overall financial health of the Advisor, reviewing the Advisor’s financial information and noted that in light of the contractual expense limitation caps in place for the Funds, the Advisor had previously subsidized each Fund’s operations and, with respect to the Generation Wave Growth Fund, had not fully recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement.

The Trustees noted that the Generation Wave Growth Fund’s contractual advisory fee of 0.95% was slightly below the median of funds within its peer group and its net advisory fee of 0.40% ranked in the second quartile and below the median among all funds within the Lipper Multi-Cap Core Funds universe and below the median of funds within its peer group.  The Trustees also reviewed the Generation Wave Growth Fund’s total expense ratio (net of waivers) of 1.75% noting that it was higher than the median of funds within its peer group and Lipper Multi-Cap Core Funds universe.  The Trustees noted that the Vice Fund’s contractual advisory fee of 0.95% ranked slightly below the median of its peer group and its net advisory fee of 0.99% ranked in the fourth quartile and above the median among all funds within the Lipper Large-Cap Growth Fund universe and above the median of funds within its peer group.  The Trustees noted that the net advisory fee was higher than the contractual fee due to the recovery by the Advisor of previously waived fees and considered the benefit that shareholders had received during the periods when the expense waiver capped shareholders’ expenses.  The Trustees also noted that the Vice Fund’s total expense ratio of 1.72% was lower than the peer group median, but higher than the median of funds within its Lipper universe.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds, despite its subsidies to support the Generation Wave Growth Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS EACH FUND GROWS

The Trustees discussed realized and potential economies of scale with respect to the management of the Funds.  The Trustees considered whether economies of scale would be expected to be realized as Fund asset levels grow.  The Trustees noted that the Advisor’s contractual expense limitation agreement will remain in place through at least July 31, 2013.  The Trustees also considered whether the advisory fee rate with respect to each Fund is reasonable in relation to the asset size of each Fund and any economies of scale that may exist.  The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure and applicable expense limitation agreement, the Trustees concluded that the Funds’ current fee structures were reasonable and reflect a sharing of economies of scale between the Advisor and each Fund at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees also considered the direct and indirect benefits received by the Advisor from its association with the Funds.  The Trustees concluded that the Advisor did not receive any ancillary benefits from its association with the Funds, although the Advisor was reimbursed for marketing and distribution expenses through the Vice Fund’s Rule 12b-1 Distribution Plan.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA MUTUALS

Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  The registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By                           /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                            /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 5, 2012

By                           /s/Cindy Clarke
Cindy Clarke, Treasurer

Date     December 5, 2012